Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of other receivable
	December 31, 2021	December 31, 2020
Deposit to non-trade suppliers	$173,796	$43,591
Other receivables from disposal of subsidiaries	-	3,500
Advance to employees	92	667
Allowance for doubtful accounts	(654)	(385)
Total other receivables, net	$173,234	$47,373

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$385	$227
Addition	269	158
Ending balance	$654	$385